Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and expenses [abstract]
Finance income and expenses

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Net foreign exchange gains	—	18,571	—
Interest income	443,661	398,176	431,228

Finance income	443,661	416,747	431,228

Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(84,425)	(59,378)	(101,732)
Less: amounts capitalized on qualifying assets	5,179	5,594	8,292

Net interest expense	(79,246)	(53,784)	(93,440)
Net foreign exchange loss	(27,003)	—	(5,514)

Finance expenses	(106,249)	(53,784)	(98,954)

Finance income - net	337,412	362,963	332,274